Operating assets and liabilities	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Operating assets and liabilities	Operating assets and liabilities
3.1 Intangible assets

Amortisation and impairment losses
DKK million	2022	2021	2020
Cost of goods sold	846	844	369
Sales and distribution costs	34	39	40
Research and development costs	1,364	744	1,025
Administrative costs	19	11	10
Other operating income and expenses	96	1	2
Total amortisation and impairment loss	2,359	1,639	1,446
Total amortisation	1,599	1,066	1,096
Total impairment losses	760	573	350

2022 additions
Additions from acquisition of businesses relates to Novo Nordisk’s acquisition of Forma Therapeutics Holdings, Inc., which primarily includes the lead candidate Etavopivat, which is recognised within intellectual property rights and goodwill; please refer to note 5.3.

Of the total addition of intangible assets in 2022 DKK 544 million is related to software projects and internally generated intangible assets (DKK 492 million in 2021).

DKK million	Goodwill	Intellectual property rights	Software and other intangibles	Total intangible assets
2022
Cost at the beginning of the year	4,346	41,802	3,434	49,582
Additions from acquisition of businesses (note 5.3)	524	5,766	492	6,782
Additions during the year	—	1,310	1,426	2,736
Disposals during the year	—	(151)	(33)	(184)
Effect of exchange rate adjustment	222	1,004	(38)	1,188
Cost at the end of the year	5,092	49,731	5,281	60,104
Amortisation and impairment losses at the beginning of the year	—	4,652	1,759	6,411
Amortisation for the year	—	1,404	195	1,599
Impairment losses for the year	—	760	—	760
Amortisation and impairment losses reversed on disposals during the year	—	(149)	(13)	(162)
Effect of exchange rate adjustment	—	70	10	80
Amortisation and impairment losses at the end of the year	—	6,737	1,951	8,688
Carrying amount at the end of the year	5,092	42,994	3,330	51,416
2021
Cost at the beginning of the year	—	22,404	2,936	25,340
Additions from acquisition of businesses (note 5.3)	4,346	18,687	24	23,057
Additions during the year	—	583	492	1,075
Disposals during the year	—	—	(45)	(45)
Effect of exchange rate adjustment	—	128	27	155
Cost at the end of the year	4,346	41,802	3,434	49,582
Amortisation and impairment losses at the beginning of the year	—	3,135	1,548	4,683
Amortisation for the year	—	866	200	1,066
Impairment losses for the year	—	573	—	573
Amortisation and impairment losses reversed on disposals during the year	—	—	(1)	(1)
Effect of exchange rate adjustment	—	78	12	90
Amortisation and impairment losses at the end of the year	—	4,652	1,759	6,411
Carrying amount at the end of the year	4,346	37,150	1,675	43,171
2021 additions
Additions from acquisition of businesses relates to Novo Nordisk’s acquisition of Dicerna Pharmaceuticals, Inc., which primarily includes the RNAi research technology platform and pipeline assets, which are recognised within intellectual property rights and goodwill; please refer to note 5.3.

In 2021, Novo Nordisk acquired Prothena’s wholly-owned subsidiary Neotope Neuroscience Ltd. and thereby gained full worldwide rights to the intellectual property rights of Prothena’s ATTR amyloidosis business and pipeline cover. The acquisition included the clinical stage antibody PRX004. PRX004 is an antibody that uses a depleter mechanism that has the potential to improve heart failure symptoms and reverse the disease progression within the ATTR-CM diseases. The transaction has been accounted for as an asset acquisition recognised in intellectual property rights, all related to PRX004.

Impairment test
Intangible assets other than goodwill
In 2022, an impairment loss of DKK 760 million (DKK 573 million in 2021) was recognised, all related to intellectual property rights. DKK 250 million (DKK 436 million in 2021) of the impairment was related to the Diabetes and Obesity care segment and DKK 510 million (DKK 137 million in 2021) was related to Rare disease. The entire impairment loss in 2022 was recognised in research and development costs (DKK 573 million in research and development costs in 2021). The impairment was a result of Management’s review of expectations related to intellectual property rights not yet in use.

No impairment related to marketable products was identified in 2022 or in 2021.

Goodwill
As of 31 December 2022, goodwill is allocated to the segments Diabetes and Obesity care (DKK 4,154 million) and Rare diseases (DKK 938 million). At 31 December 2021, goodwill from the acquisition of Dicerna Pharmaceuticals, Inc was unallocated as the purchase price allocation for the acquisition was provisional. As of 31 December 2022, goodwill from the acquisition of Forma Therapeutics Holdings, Inc. is allocated to Rare disease based on a provisional purchase price allocation. No impairment of goodwill was recognised in 2022 or 2021 as the annual impairment test showed that the estimated recoverable amount in the forecast period exceeded the carrying amount of the cash-generating units to which goodwill was allocated.

Goodwill is monitored for impairment at the operating segment level, which is the lowest level CGU to which consolidated goodwill is allocated and monitored by Management. CGUs are therefore defined as Novo Nordisk's business segments, Diabetes and Obesity care and Rare disease. Fair value less costs of disposal is estimated using an income-approach and is based on discounted cash flow projections. The applied post-tax discount rates for Diabetes and Obesity care and Rare diseases are 7.0% (Pre-tax discount rate of 8.3%). Cash flow projections are based on budgets approved by management. The forecast period for Diabetes and Obesity care, and Rare diseases is 9 years. The discounted cash flows from the forecast period significantly exceeds the carrying amount of goodwill.

The key assumptions and sensitivities are Novo Nordisk’s volume market share, growth rates, pricing, development of new markets and the success rate for introducing new products and treatments. Sensitivities are affected by external factors such as market- and generic competition, and price regulation.

The value assigned to key assumptions reflects past experience adjusted for market specific risks or expected changes. Fair value is determined using largely unobservable inputs.

Other intangible assets disclosures
Intangible assets with an indefinite useful life and intangible assets not yet available for use amount to DKK 28,013 million (DKK 22,690 million in 2021), primarily intellectual property rights and goodwill.

Intellectual property rights include DKK 5,546 million provisionally allocated to Etavopivat (please refer to note 5.3), DKK 4,648 million related to Ziltivekimab (DKK 4,612 million in 2021) and DKK 3,704 million related to Nedosiran (DKK 3,854 million in 2021), all of which are intangible assets under development.

In addition, intellectual property rights contain DKK 6,584 million related to Rybelsus (DKK 7,150 million in 2021), which has a remaining useful life of 12 years (13 years in 2021); and DKK 10,251 million (DKK 10,135 million in 2021) related to the RNAi technology platform, with a remaining useful life of 22 years (23 years in 2021).

Accounting policies
Research and development projects
Internal and subcontracted research costs are fully charged to the consolidated income statement in the period in which they are incurred. Consistent with industry practice, development costs are also expensed until regulatory approval is obtained or is probable; please refer to note 2.3.
Payments to third parties under collaboration and licence agreements are assessed for the substance of their nature. Payments which represent subcontracted research and development work are expensed as the services are received. Payments which represent rights to the transfer of intellectual property, developed at risk by the third party, are capitalised.

For acquired research and development projects, and intellectual property rights, the likelihood of obtaining future commercial sales is reflected in the cost of the asset, and thus the probability recognition criteria is always considered to be satisfied. As the cost of acquired research and development projects can often be measured reliably, these projects fulfil the capitalisation criteria as intangible assets on acquisition. Subsequent milestone payments payable on achievement of a contingent event (e.g. commencement of phase 3 trials) are accrued and capitalised into the cost of the intangible asset when the achievement of the event is probable. Development costs incurred subsequent to acquisition are treated consistently with internal project development costs.

Recognition and measurement
Intangible assets are initially measured at cost, and are subsequently measured at cost less any accumulated amortisation and any impairment loss.

Goodwill and intangible assets with an indefinite useful life and intangible assets not yet available for use are not subject to amortisation. They are tested annually for impairment, irrespective of whether there is any indication that they may be impaired. Impairment tests are based on Management’s projections and anticipated net present value of estimated future cash flows from marketable products. Goodwill is allocated to operating segments based on expected future cash flow from products utilizing the synergies and know-how acquired.

For intellectual property rights acquired for research and development projects, upfront fees and acquisition costs are capitalised as the historical cost. Subsequent milestone payments payable on achievement of a contingent event will be capitalised when the contingent event is probable of being achieved. Intangible assets acquired in a business combination are recognised at fair value at the acquisition date.

Amortisation is based on the straight-line method over the estimated useful life. This corresponds to the legal duration or the economic useful life depending on which is shorter, and not exceeding 25 years in either case. The amortisation of intellectual property rights commences after regulatory approval has been obtained or when assets are put in use.

Amortisation of software is based on the straight-line method over the estimated useful life of 3-15 years. The amortisation commences when the asset is in the location and condition necessary for it to be capable of operating in the manner intended by Management.

Impairment test
Goodwill and intangible assets with an indefinite useful life and intangible assets not yet available for use are tested for impairment when indicators of impairment exist. They are tested annually, irrespective of whether there is any indication that they may be impaired. Impairment tests are based on Management’s projections and anticipated net present value of estimated future cash flows from marketable products.

Assets that are subject to amortisation are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. Factors considered material that could trigger an impairment test include the following:

– Development of a competing drug
– Realised sales trending below predicted sales
– Changes or anticipated changes in participation rates or
reimbursement policies
– Inconsistent or unfavourable clinical readouts
– Changes in the legal framework covering patents, rights and licences
– Advances in medicine and/or technology that affect the medical treatments
– Adverse impact on reputation and/or brand names
– Changes in the economic lives of similar assets
– Relationship to other intangible assets or property, plant and equipment.

If the carrying amount of intangible assets exceeds the recoverable amount based on the existence of one or more of the above indicators of an impairment, any impairment is measured based on discounted projected cash flows. Impairments on intangible assets, other than goodwill, are reviewed at each reporting date for possible reversal.

Key accounting estimates and judgements on intangible assets
Impairment tests are based on management’s projections and anticipated net present value of estimated future cash flows from marketable products.

When collaboration agreements contain elements of acquisition of intangible assets and research and development activities to be performed by the counterpart, management estimates the allocation of payments that should be deferred to the acquisition of intangible assets and prepaid research and development activities respectively.

DKK million	Land and buildings	Plant and machinery	Other equipment	Assets under construc-tion	Property, plant and equipment
2022
Cost at the beginning of the year	41,076	35,944	7,776	11,091	95,887
Additions from acquisition of businesses (note 5.3)	297	2	14	—	313
Additions during the year	706	143	645	13,160	14,654
Disposals during the year	(205)	(123)	(621)	(33)	(982)
Transfer and reclassifications	1,000	1,152	329	(2,481)	—
Effect of exchange rate adjustment	529	430	(29)	624	1,554
Cost at the end of the year	43,403	37,548	8,114	22,361	111,426
Depreciation and impairment losses at the beginning of the year	14,669	21,138	4,718	—	40,525
Depreciation for the year	2,245	1,793	916	—	4,954
Impairment losses for the year	3	10	3	33	49
Depreciation and impairment losses reversed on disposals during the year	(188)	(123)	(615)	(33)	(959)
Effect of exchange rate adjustment	52	117	17	—	186
Depreciation and impairment losses at the end of the year	16,781	22,935	5,039	—	44,755
Carrying amount at the end of the year	26,622	14,613	3,075	22,361	66,671
2021
Cost at the beginning of the year	37,509	31,503	6,876	10,798	86,686
Additions from acquisition of businesses (note 5.3)	522	—	57	3	582
Additions during the year	827	890	516	4,858	7,091
Disposals during the year	(359)	(148)	(305)	(41)	(853)
Transfer and reclassifications	1,529	3,078	468	(5,075)	—
Effect of exchange rate adjustment	1,048	621	164	548	2,381
Cost at the end of the year	41,076	35,944	7,776	11,091	95,887
Depreciation and impairment losses at the beginning of the year	12,936	19,444	4,037	—	36,417
Depreciation for the year	1,892	1,529	824	—	4,245
Impairment losses for the year	14	32	54	41	141
Depreciation and impairment losses reversed on disposals during the year	(365)	(140)	(305)	(41)	(851)
Effect of exchange rate adjustment	192	273	108	—	573
Depreciation and impairment losses at the end of the year	14,669	21,138	4,718	—	40,525
Carrying amount at the end of the year	26,407	14,806	3,058	11,091	55,362

Depreciation and impairment losses
DKK million	2022	2021	2020
Cost of goods sold	3,229	2,836	2,729
Sales and distribution costs	424	409	403
Research and development costs	922	736	724
Administrative costs	408	386	433
Other operating income and expenses	20	19	18
Total depreciation and impairment losses	5,003	4,386	4,307
Of which related to leased assets	1,052	899	964
Capital expenditure in the reporting period was primarily related to investments in facility upgrades and new production facilities for active pharmaceutical ingredients (API) for diabetes products, mainly the new facilities in Kalundborg. The investments will establish additional capacity across the entire global value chain from manufacturing of API to assembly and packaging, with the vast majority being invested in API capacity. These expansions will provide capacity for the production of Novo Nordisk’s current and future oral and injectable products.

Leased property, plant and equipment
DKK million	2022	2021
Land and buildings	3,544	3,340
Other equipment	587	499
Total	4,131	3,839
Novo Nordisk mainly leases office buildings, warehouses, laboratories and vehicles. The right-of-use asset is presented in property, plant and equipment and the lease liability in borrowings. In 2022, the total amount recognised in the income statement related to leases was DKK 1,491 million (DKK 1,303 million in 2021). The total cash outflow for leases amounted to DKK 1,438 million (DKK 1,275 million in 2021). As of 31 December 2022, the lease liability excludes potential lease payments of DKK 3,723 million (undiscounted) related to optional lease term extension rights on properties that were not considered reasonably certain to be exercised (DKK 2,209 million in 2021). Please refer to note 4.5 for a maturity analysis of lease payments.
Accounting policies
Property, plant and equipment is measured at historical cost less accumulated depreciations and any impairment loss. The cost of self-constructed assets includes costs directly attributable to the construction of the assets. Any subsequent cost is included in the asset’s carrying amount or recognised as a separate asset only when it is probable that future economic benefits associated with the item will flow to Novo Nordisk, and the cost of the item can be measured reliably. Depreciation is based on the straight-line method over the estimated useful lives of the assets (buildings: 12-50 years, plant and machinery: 5-25 years and other equipment: 3-10 years. Land is not depreciated).

The depreciation commences when the asset is available for use, i.e. when it is in the location and condition necessary for it to be capable of operating in the manner intended by Management. The assets’ residual values and useful lives are reviewed and adjusted, if appropriate, at the end of each reporting period. If an asset’s carrying amount is higher than its estimated recoverable amount, it is written down to the recoverable amount. Plant and equipment with no alternative use developed as part of a research and development project are expensed. However, plant and equipment with an alternative use or used for general research and development purposes are capitalised and depreciated over the estimated useful life as research and development costs.

For contracts which are, or contain, a lease, the Group recognises a right-of-use asset and a lease liability. The right-of-use asset is initially measured at cost, being the initial amount of the lease liability. The right-of-use asset is subsequently depreciated using the straight-line method over the lease term. The right-of-use asset is periodically adjusted for certain remeasurements of the lease liability and reduced by any impairment losses.

The lease term determined by the Group is the non-cancellable period of a lease, together with extension/termination option if these are reasonably certain to be exercised. For contracts with a rolling term (evergreen leases), the Group estimates the leasing period to be equal to the termination period if no probable scenario exists for estimating the leasing period.
If the lease liability is remeasured due to a change in future lease payments a corresponding adjustment is made to the right-of-use asset, or in the income statement when the right-of-use asset has been fully depreciated. For a description of accounting policies for lease liabilities, please refer to note 4.9.
3.3 Inventories

DKK million	2022	2021
Raw materials	6,392	4,310
Work in progress	13,673	12,285
Finished goods	6,038	5,282
Total inventories (gross)	26,103	21,877
Write-downs at year-end	(1,715)	(2,256)
Total inventories (net)	24,388	19,621
Indirect production costs included in work in progress and finished goods	10,640	8,929
Share of total inventories (net)	44%	46%
Movements in inventory write-downs:
Write-downs at the beginning of the year	2,256	2,153
Write-downs during the year	1,110	883
Utilisation of write-downs	(1,482)	(661)
Reversal of write-downs	(169)	(119)
Write-downs at the end of the year	1,715	2,256
All write-downs in both 2022 and 2021 relate to fully impaired inventory.

Accounting policies
Inventories are stated at cost or net realisable value, whichever is lower. Cost is determined using the first-in, first-out method. Cost comprises direct production costs such as raw materials, consumables and labour. Production costs for work in progress and finished goods include indirect production costs such as employee costs, depreciation, maintenance, etc. If the expected sales price less completion costs to execute sales (net realisable value) is lower than the carrying amount, a write-down is recognised for the amount by which the carrying amount exceeds its net realisable value.

Inventory manufactured prior to regulatory approval (prelaunch inventory)
is capitalised but immediately written down, until there is a high probability of regulatory approval for the product. The cost is recognised in the income statement as research and development costs. Once there is a high probability of regulatory approval being obtained, the write-down is reversed, up to no more than the original cost.
3.4 Trade receivables

DKK million	Gross carrying amount	Loss allowance	Net carrying amount
2022
Not yet due	50,649	(920)	49,729
1-90 days	729	(113)	616
91-180 days	194	(77)	117
181-270 days	149	(51)	98
271-360 days	57	(57)	—
More than 360 days past due	302	(302)	—
Trade receivables	52,080	(1,520)	50,560
EMEA	9,486	(859)	8,627
China	1,138	—	1,138
Rest of World	5,297	(632)	4,665
North America Operations	36,159	(29)	36,130
Trade receivables	52,080	(1,520)	50,560
2021
Not yet due	40,274	(844)	39,430
1-90 days	1,132	(93)	1,039
91-180 days	212	(74)	138
181-270 days	87	(51)	36
271-360 days	63	(63)	—
More than 360 days past due	305	(305)	—
Trade receivables	42,073	(1,430)	40,643
EMEA	7,827	(852)	6,975
China	2,564	—	2,564
Rest of World	4,227	(558)	3,669
North America Operations	27,455	(20)	27,435
Trade receivables	42,073	(1,430)	40,643
Movements in allowance for doubtful trade receivables

DKK million	2022	2021
Carrying amount at the beginning of the year	1,430	1,380
Reversal of allowance on realised losses	(15)	(62)
Net movement recognised in income statement	212	102
Effect of exchange rate adjustment	(107)	10
Allowance at the end of the year	1,520	1,430

Novo Nordisk’s customer base is comprised of government agencies, wholesalers, retail pharmacies and other customers.

Novo Nordisk closely monitors the current economic conditions of countries impacted by currency fluctuations, high inflation and an unstable political climate. These indicators as well as payment history are taken into account in the valuation of trade receivables. The country risk ratings in 2022 have overall remained unchanged from 2021.

No loss allowance has been recognised on trade receivables in factoring portfolios in 2022 and 2021. Please refer to note 4.3 for more info on the trade receivable programmes.

Accounting policies
Trade receivables are initially recognised at transaction price and subsequently measured at amortised cost using the effective interest method, less allowance for doubtful trade receivables. The split of trade receivables and allowance for trade receivables is based on the location of the customer.

Before being sold, trade receivables in factoring portfolios are measured at fair value with changes recognised in other comprehensive income. The allowance for doubtful receivables is deducted from the carrying amount of trade receivables, and the amount of the loss is recognised in the income statement under sales and distribution costs. Subsequent recoveries of amounts previously written off are credited against sales and distribution costs.

Management makes allowance for doubtful trade receivables based on the simplified approach to provide for expected credit losses, which permits the use of the lifetime expected loss provision for all trade receivables. The allowance is an estimate based on shared credit risk characteristics and the days past due. Generally, invoices are due for payment within 90 days from shipment of goods. Loss allowance is calculated using an ageing factor, geographical risk and specific customer knowledge. The allowance is based on a provision matrix on days past due and a forward looking element relating mainly to incorporation of Dun & Bradstreet country risk ratings and an individual assessment. Please refer to note 4.3 for a general description of credit risk.
3.5 Provisions and contingent liabilities

DKK million	Provisions for sales rebates[1]	Provisions for legal disputes	Provisions for product returns	Other provi- sions[2]	2022 Total	2021 Total
At the beginning of the year	50,822	2,157	858	2,057	55,894	39,340
Additional provisions, including increases to existing provisions	206,354	437	591	333	207,715	157,164
Amount used during the year	(189,580)	(103)	(437)	(158)	(190,278)	(142,691)
Adjustments, including unused amounts reversed during the year	(1,141)	(245)	10	(292)	(1,668)	(970)
Effect of exchange rate adjustment	3,044	130	8	32	3,214	3,051
At the end of the year	69,499	2,376	1,030	1,972	74,877	55,894
Non-current liabilities[3]	322	2,028	412	1,828	4,590	4,374
Current liabilities	69,177	348	618	144	70,287	51,520
1. Provisions for sales rebates are related to US Managed Care, Medicare, Medicaid, 340B drug pricing program and other types of US rebates, as well as rebates in a number of European countries and Canada.
2. Other provisions consists of various types of provisions, including obligations in relation to employee benefits such as jubilee benefits, company-owned life insurance, etc.
3. For non-current liabilities, provisions for sales rebates are expected to be settled after one year, provisions for product returns will be utilised in 2023 and 2024. In the case of provisions for legal disputes, the timing of settlement cannot be determined.

Contingent liabilities
Novo Nordisk is currently involved in pending litigations, claims and investigations arising out of the normal conduct of its business. While provisions that Management deems to be reasonable and appropriate have been made for probable losses, there are inherent uncertainties connected with these estimates.

Pending litigation against Novo Nordisk
In January 2021, Novo Nordisk made changes to its policy in the US related to facilitating delivery of its discounted medicines to commercial pharmacies that contract with covered entities participating in the 340B Drug Pricing Program. Novo Nordisk is currently engaged in litigation against the government seeking a declaration that its 340B policy is consistent with relevant US laws. On 30 January 2023, the U.S. Court of Appeals for the Third Circuit issued a ruling holding that Novo Nordisk’s drug distribution policy meets the requirements of the 340B statute. This ruling, as well as other expected rulings in related matters pending before the U.S. Courts of Appeals for the Seventh and DC Circuits, may be subject to further discretionary appellate review before the US Supreme Court. Depending on the outcome of any subsequent appeals in this and related matters, there may be a material impact on Novo Nordisk’s financial position, net sales and cash flow.

Mosaic Health Inc. and Central Virginia Health Services, Inc. (both 340B covered entities) filed a putative class action lawsuit in NY Federal Court against Novo Nordisk US, Eli Lilly, Sanofi and AstraZeneca alleging a conspiracy among the manufacturers to artificially fix prices of diabetes medications through changes to their policies relating to the distribution of 340B drugs through contract pharmacy arrangements. The lawsuit was subsequently dismissed by the Court on 2 September 2022, and the plaintiffs have sought leave to file an amended complaint. Novo Nordisk does not expect this matter to have a material impact on Novo Nordisk’s financial position, operating profit or cash flow.

Novo Nordisk is currently defending fourteen lawsuits, including three putative class actions, relating to the pricing of diabetes medicines. Four of these cases are pending in New Jersey federal court; four are pending in federal courts in Mississippi, Arkansas, Montana and New York and the remaining six are pending in state courts in Kansas, Illinois, Kentucky, California, Missouri and Puerto Rico. All pending matters also name as defendants Eli Lilly and Company and Sanofi, while certain matters also name Pharmacy Benefit Managers (PBMs) and related entities. Plaintiffs generally allege that the manufacturers and PBMs colluded to artificially inflate list prices paid by consumers for diabetes products, while offering reduced prices to PBMs through rebates used to secure formulary access. Novo Nordisk does not expect the lawsuits to have a material impact on Novo Nordisk’s financial position, operating profit or cash flow.
In 2016, Novo Nordisk US received a Civil Investigative Demand from the US Department of Justice (“DOJ CID”) relating to potential off-label marketing of NovoSeven® (including high dose and for prophylactic use) and interactions with physicians and patients. The DOJ investigation was likely prompted by a lawsuit filed in 2015 by a former Novo Nordisk US employee (the “Relator”) in the Western District of Oklahoma. Relator alleges Novo Nordisk US caused the submission of false claims to Medicare, Medicaid, Federal Employees Health Benefits Program and private insurers in California as a result of the same conduct that was the subject of the DOJ CID. In 2019, the DOJ and 28 state AGs declined to intervene in the Relator’s lawsuit. The State of Washington chose to intervene, and a consolidated complaint was filed and unsealed by the court on 28 May 2020. Novo Nordisk moved to dismiss the complaint, which resulted in certain claims being dismissed and certain claims remaining at this stage of the case. This matter is in the early stages of discovery and Novo Nordisk does not expect the lawsuit to have a material impact on Novo Nordisk’s financial position, operating profit or cash flow.

Pending claims against Novo Nordisk and Investigations involving Novo Nordisk
Novo Nordisk US has received Civil Investigative Demands (CIDs) or subpoenas from several US authorities including Attorneys General from the states of Washington, New Mexico, New York, Colorado, Vermont, Illinois, Texas, Ohio and the US Federal Trade Commission that call for the production of documents and information relating to, among other things, the company’s trade practices relating to its insulin and GLP-1 products. Novo Nordisk is cooperating with the relevant government authorities in each of these investigative matters and does not expect these matters to have a material impact on Novo Nordisk’s financial position, operating profit or cash flow.

In December 2021, Novo Nordisk US received a CID from the United States Department of Justice relating to the company’s financial relationships with healthcare professional and prescriptions for Ozempic® and Rybelsus® during the period of 1 January 2016 to present. Novo Nordisk is cooperating with Department of Justice in this investigation and does not expect this matter to have a material impact on Novo Nordisk’s financial position, operating profit or cash flow.

Novo Nordisk is one of several pharmaceutical companies that received requests for information involving pricing practices for its diabetes products from several committees of the Unites States House of Representatives and/or United States Senate. Novo Nordisk has responded to the various committees in response to their requests. Novo Nordisk does not expect the inquiries to have a material impact on Novo Nordisk’s financial position, operating profit or cash flow.
Other contingent liabilities
In addition to the above, the Novo Nordisk Group is engaged in certain litigation proceedings and various ongoing audits and investigations. In the opinion of Management, neither settlement nor continuation of such proceedings, nor such pending audits and investigations, are expected to have a material effect on Novo Nordisk’s financial position, operating profit or cash flow.

Accounting policies
Provisions for sales rebates and discounts granted to government agencies, wholesalers, retail pharmacies, Managed Care and other customers are recorded at the time the related revenues are recorded or when the incentives are offered. Provisions are calculated based on Management's interpretation of applicable laws and regulations, historical experience and the specific terms in the individual agreements. Unsettled rebates are recognised as provisions when the timing or amount is uncertain. Where absolute amounts are known, the rebates are recognised as other liabilities. Please refer to note 2.1 for further information on sales rebates and provisions.

Provisions for legal disputes are recognised where a legal or constructive obligation has been incurred as a result of past events and it is probable that there will be an outflow of resources that can be reliably estimated. In this case, Novo Nordisk arrives at an estimate based on an evaluation of the most likely outcome. Disputes for which no reliable estimate can be made are disclosed as contingent liabilities.

Provisions are measured at the present value of the anticipated expenditure for settlement. This is calculated using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the obligation. The increase in the provision for interest is recognised as a financial expense.

Novo Nordisk issues credit notes for expired goods as a part of normal business. Where there is historical experience or a reasonably accurate estimate of expected future returns can otherwise be made, a provision for estimated product returns is recorded. The provision is measured at gross sales value.

Key accounting estimates regarding ongoing legal disputes, litigation and investigations
Provisions for legal disputes consist of various types of provisions linked to ongoing legal disputes. Management makes estimates regarding provisions and contingencies, including the probability of pending and potential future litigation outcomes. These are by nature dependent on inherently uncertain future events. When determining likely outcomes of litigation, etc., Management considers the input of external counsel on each case, as well as known outcomes in case law. Although Management believes that the total provisions for legal proceedings are adequate based on currently available information, there can be no assurance that there will not be any changes in facts or matters, or that any future lawsuits, claims, proceedings or investigations will not be material.